EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Undrawn and committed credit facilities	$ 323.6	$ 342.5	$ 92.6
Other credit facilities
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Undrawn and committed credit facilities	$ 323.6	$ 343.0	$ 93.0